Standardized measurement of oil and gas (unaudited) (Disclosure of detailed information about commodity summarizes prices utilized for reserve estimates prior to adjustments for location grade and quality) (Details)
	12 Months Ended
	Dec. 31, 2021 $ / BBL $ / MMBTU	Dec. 31, 2020 $ / BBL $ / MMBTU
Oil [Member] | 2021 [Member]
Oil and Gas, Delivery Commitment [Line Items]
Oil and Gas, Average Production Cost Per Unit | $ / BBL	0	47.17
Oil [Member] | 2022 [Member]
Oil and Gas, Delivery Commitment [Line Items]
Oil and Gas, Average Production Cost Per Unit | $ / BBL	72.83	50.17
Oil [Member] | 2023 [Member]
Oil and Gas, Delivery Commitment [Line Items]
Oil and Gas, Average Production Cost Per Unit | $ / BBL	68.78	53.17
Oil [Member] | 2024 [Member]
Oil and Gas, Delivery Commitment [Line Items]
Oil and Gas, Average Production Cost Per Unit | $ / BBL	66.76	54.97
Oil [Member] | 2025 [Member]
Oil and Gas, Delivery Commitment [Line Items]
Oil and Gas, Average Production Cost Per Unit | $ / BBL	68.09	56.07
Oil [Member] | 2026 [Member]
Oil and Gas, Delivery Commitment [Line Items]
Oil and Gas, Average Production Cost Per Unit | $ / BBL	69.45	57.19
Oil [Member] | 2027 [Member]
Oil and Gas, Delivery Commitment [Line Items]
Oil and Gas, Average Production Cost Per Unit | $ / BBL	70.84	58.34
Oil [Member] | 2028 [Member]
Oil and Gas, Delivery Commitment [Line Items]
Oil and Gas, Average Production Cost Per Unit | $ / BBL	72.26	59.50
Oil [Member] | 2029 [Member]
Oil and Gas, Delivery Commitment [Line Items]
Oil and Gas, Average Production Cost Per Unit | $ / BBL	73.70	60.69
Oil [Member] | 2030 [Member]
Oil and Gas, Delivery Commitment [Line Items]
Oil and Gas, Average Production Cost Per Unit | $ / BBL	75.18	61.91
Oil [Member] | 2031 [Member]
Oil and Gas, Delivery Commitment [Line Items]
Oil and Gas, Average Production Cost Per Unit | $ / BBL	76.68	63.15
Oil [Member] | 2032 [Member]
Oil and Gas, Delivery Commitment [Line Items]
Oil and Gas, Average Production Cost Per Unit | $ / BBL	78.21	0
Natural Gas [Member] | 2021 [Member]
Oil and Gas, Delivery Commitment [Line Items]
Oil and Gas, Average Production Cost Per Unit | $ / MMBTU	0	2.83
Natural Gas [Member] | 2022 [Member]
Oil and Gas, Delivery Commitment [Line Items]
Oil and Gas, Average Production Cost Per Unit | $ / MMBTU	3.85	2.87
Natural Gas [Member] | 2023 [Member]
Oil and Gas, Delivery Commitment [Line Items]
Oil and Gas, Average Production Cost Per Unit | $ / MMBTU	3.44	2.90
Natural Gas [Member] | 2024 [Member]
Oil and Gas, Delivery Commitment [Line Items]
Oil and Gas, Average Production Cost Per Unit | $ / MMBTU	3.17	2.96
Natural Gas [Member] | 2025 [Member]
Oil and Gas, Delivery Commitment [Line Items]
Oil and Gas, Average Production Cost Per Unit | $ / MMBTU	3.24	3.02
Natural Gas [Member] | 2026 [Member]
Oil and Gas, Delivery Commitment [Line Items]
Oil and Gas, Average Production Cost Per Unit | $ / MMBTU	3.30	3.08
Natural Gas [Member] | 2027 [Member]
Oil and Gas, Delivery Commitment [Line Items]
Oil and Gas, Average Production Cost Per Unit | $ / MMBTU	3.37	3.14
Natural Gas [Member] | 2028 [Member]
Oil and Gas, Delivery Commitment [Line Items]
Oil and Gas, Average Production Cost Per Unit | $ / MMBTU	3.44	3.20
Natural Gas [Member] | 2029 [Member]
Oil and Gas, Delivery Commitment [Line Items]
Oil and Gas, Average Production Cost Per Unit | $ / MMBTU	3.50	3.26
Natural Gas [Member] | 2030 [Member]
Oil and Gas, Delivery Commitment [Line Items]
Oil and Gas, Average Production Cost Per Unit | $ / MMBTU	3.58	3.33
Natural Gas [Member] | 2031 [Member]
Oil and Gas, Delivery Commitment [Line Items]
Oil and Gas, Average Production Cost Per Unit | $ / MMBTU	3.65	3.39
Natural Gas [Member] | 2032 [Member]
Oil and Gas, Delivery Commitment [Line Items]
Oil and Gas, Average Production Cost Per Unit | $ / MMBTU	3.72	0